Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing Policies and Practices Regarding Equity Awards
We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on the grant dates for equity awards or for the purpose of affecting the value of executive compensation. Furthermore, we do not take material nonpublic information into account when determining the timing and terms of such equity awards. In 2024, we did not grant any new equity awards to our named executive officers during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form
10-K,
or the filing or furnishing of any Company Form 8-K that disclosed any material non
-public information.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	In 2024, we did not grant any new equity awards to our named executive officers during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form
10-K,
or the filing or furnishing of any Company Form 8-K that disclosed any material non
-public information.
MNPI Disclosure Timed for Compensation Value	false